Financial Instruments and Risk Management (Hierarchy of Fair Value) (Details) - Level 2 [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments [Line Items]
Derivatives designated as economic hedge, net	$ 1	$ 39
Derivatives designated as cash flow hedge, net	0	1
Total	$ 1	$ 40